OTHER ACCOUNTS RECEIVABLE - Disclosure of detailed information about other accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other accounts receivable [Abstract]
Prepaid expenses	$ 210	$ 1,488
Government authorities	1,899	1,557
Related parties	0	83
Non-independent director	839	0
Other receivables	941	195
Total other accounts receivable	$ 3,889	$ 3,323